COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				9 Months Ended			12 Months Ended
	May 01, 2024	Apr. 01, 2024	Mar. 05, 2024	Oct. 31, 2025	Feb. 02, 2025	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term							13 months
Lease payment base rent January 1, 2026							$ 43,200
Payment for lease			$ 100,000
Rent expense				$ 17,924		$ 171,885	$ 197,415	$ 42,000
Initial term							3 years
LongTerm Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term				3 years
Operating lease renewal term		3 years		3 years
Lease cancellation term				13 months
Lease payment base rent January 1, 2026				$ 3,600			$ 3,600
Lease payment base rent January 1, 2027				3,700			3,700
Lease payment base rent January 1, 2028				3,800			3,800
Lease payment base rent January 1, 2028 there after				$ 3,900			$ 3,900
Payment for lease			$ 100,000
Lease payment per month	$ 6,000
Initial term		3 years
LongTerm Lease Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for lease					$ 6,000